Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventory

NOTE 3 – INVENTORY

Inventory consists of the following as of:

	September 30, 2014	December 31, 2013
Processed materials	$958,575	$986,674
Total inventories	$958,575	$986,674

At September 30, 2014 and December 31, 2013, inventory in the amount of $924,452 is stored at one of the Company’s suppliers, which is located in Germany.

During the three-month period ended September 30, 2014, the Company utilized $28,099 in astaxanthin as part of commercial product research and development.

NOTE 3 – INVENTORY

Inventory consists of the following as of December 31:

	2013	2012
Processed materials	$986,674	$986,674
Total inventories	$986,674	$986,674

At December 31, 2013 and 2012, $924,452, in inventory was stored at one of the Company’s suppliers, which was located in Germany.